Common Stock Warrants - Summary of Information About Common Stock Warrants Outstanding (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Range of Exercise Price, Minimum	$ 0.03
Range of Exercise Price, Maximum	$ 0.24
Shares Underlying Warrants Outstanding	151,284,792	102,700,002	13,400,000
Warrants Outstanding Weighted Average Remaining Contractual Life	1 year 10 months 25 days
Warrants Outstanding Weighted Average Exercise Price	$ 0.030	$ 0.050	$ 0.050
Shares Underlying Warrants Exercisable	151,284,792
Warrants Exercisable Weighted Average Exercise Price	$ 0.030